Cover	Sep. 22, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2022
Entity File Number	000-53157
Entity Registrant Name	TELCO CUBA, INC.
Entity Central Index Key	0001427644
Entity Tax Identification Number	82-4099651
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	454 S Yonge Street
Entity Address, Address Line Two	Suite 3A
Entity Address, City or Town	Ormond Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32174
City Area Code	305
Local Phone Number	747-7647
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	4960 Southwest 52nd Street
Entity Address, Address Line Two	#404
Entity Address, City or Town	Davie
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33314